REGULATORY MATTERS	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
REGULATORY MATTERS

NOTE 36: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Group and the Bank to maintain minimum amounts and ratios, determined on a risk weighted basis, of capital (as defined) to assets, certain off balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk. In June 2013, the European Parliament and the Council of Europe issued a new Directive 2013/36/EU and Regulation (EU) No 575/2013, (known as CRD IV), which incorporate the key amendments that have been proposed by the Basel Committee for Banking Supervision (known as Basel III). Directive 2013/36/EU has been transposed into Greek Law by virtue of Greek Law 4261/5.5.2014 and Regulation (EU) no. 575/2013 has been directly applicable to all EU Member States since January 1, 2014, but some changes under CRD IV will be implemented gradually, mainly between 2014 and 2019. CRD IV revised the definition of regulatory capital and its components at each level.

Comprehensive assessment 2014

As of November 1, 2014, all systemic Eurozone banks are under the direct supervision of the European Central Bank ECB (Single Supervision Mechanism–SSM). Before ECB assumed its supervisory responsibilities, NBG as all systemic European banks were subject to an EU-wide Comprehensive Assessment including an Asset Quality Review (“AQR”) and Stress Test with December 31, 2013 as the reference date, whose results were announced on October 26, 2014. The AQR and Baseline Stress Test required a minimum CET1 Ratio of 8% and the Adverse Stress Test a minimum CET1 Ratio of 5.5%.

The Adverse Dynamic Balance Sheet stress test, which was based on NBG's approved Restructuring Plan resulted in a CET1 ratio of 8.9%, and a capital surplus of EUR 2.0 billion. In line with ECB's guidelines, the Bank submitted on November 7, 2014 as a capital plan the above approved Adverse Dynamic Balance Sheet scenario and the result for the six month period ended June 30, 2014, which resulted in a capital surplus of more than EUR 2.0 billion and no further capital action was required.

Comprehensive assessment 2015

In accordance with the Euro Summit Statement of July 12, 2015 and ECB Decision of August 5, 2015, the ECB conducted a comprehensive assessment (“CA”) of the four systemic Greek banks.

The CA consisted of an AQR and a Stress Test (“ST”) including a baseline and an adverse scenario. The AQR exercise was conducted by reference to a static balance sheet as of June 30, 2015. The ST was a forward looking exercise, following AQR adjustments, assessing the resilience of NBG's financial position to further significant deterioration of the economic environment from June 2015, until the end of 2017.

Under the baseline scenario (including AQR adjustments), the ST generated an additional negative impact on NBG's regulatory capital, resulting in a stressed CET1 ratio of 6.8% relative to the minimum CET1 ratio threshold set by the SSM at 9.5% for the baseline scenario. Therefore the Baseline ST implied a capital shortfall of EUR 1,576 million. Taking into account the positive impact stemming from the third quarter results, the SSM reduced the capital needs under both the baseline and the adverse scenarios by EUR 120 million. Consequently the capital shortfall for the baseline scenario has been reduced to EUR 1,456 million.

Under the adverse scenario, the ST (including AQR adjustments) identified a capital shortfall of EUR 4,482 million after the reduction of EUR 120 million (an additional EUR 3,026 million compared to the Baseline) relative to a CET1 ratio threshold of 8.0% (compared with 5.5% in the adverse scenario of the 2014 ST).

On November 6, 2015 the Bank, according to ECB's guidelines, submitted a capital plan to the SSM (the “Capital Plan”), targeted to addressing both the baseline capital shortfall as well as the additional needs arising from the adverse scenario as included in 2015 Comprehensive Assessment results. The Capital Plan, approved on November 13, 2015, included the Liability Management Exercise completed on December 1, 2015 (see Note 24), a share capital increase completed in December 2015 (see Note 33), the 100% disposal of Finansbank (see Note 17) and if necessary the request for State Aid through the HFSF (which involved mandatory conversion of the Greek State preference shares, the US preference shares and other eligible liabilities) completed in December 2015.

The capital adequacy ratios for the Group, according to the CRD IV transitional provisions, are presented in the table below:
	December 31,
	2014	2015
Common equity Tier 1	13.5%	14.5%
Tier 1	13.5%	14.5%
Total	13.6%	14.6%

DTC Law

Article 27A of Law 4172/2013, (“DTC Law”), allows, under certain conditions, Credit Institutions to convert Eligible Deferred Tax Asset (“Eligible DTAs”) (under IFRS, as endorsed by the EU) to Tax Credits. Eligible DTAs may increase in future periods due to the recognition of unrecognized DTAs on accumulated provisions and other losses due to credit risk existing as of June 30, 2015. Eligible DTAs may also increase in future periods due to increases in applicable income tax rates. The main condition for the creation of Tax Credits is the existence of an accounting loss for a respective year, starting from accounting year 2016 and onwards, for which Tax Credits can be created in the following year, i.e., from 2017. The Tax Credits will be calculated as a ratio of IFRS accounting losses to net equity (excluding the year's losses), and such ratio will be applied to the remaining Eligible DTAs in a given year to calculate the Tax Credits that will be converted in that year, in respect of the prior tax year.

The Tax Credits shall be offset against the corporate income tax liability of Credit Institutions. In the event that the income tax liability is not sufficient to offset the Tax Credits available for such year in full, the remaining non-offsetable Tax Credits held by the relevant credit institution shall give rise to a direct repayment claim against the Hellenic Republic. From 2017 onwards, the relevant credit institution shall issue and deliver, for free, warrants to the Greek State (conversion rights), which can be converted into ordinary shares of the credit institution at a total market value equal to 100% of such Tax Credits as standing before the offset, at a market price equal to the weighted average market price over the 30 business days preceding the conversion (which 30-day period will take place preceding the Annual General Meeting usually held in May or June), and shall form a special reserve of an equal amount, solely for the purpose of its capitalization in the context of the share capital increase arising from the exercise of the relevant conversion rights. The warrants shall be freely transferrable, without prejudice to the call option of the common shareholders of the credit institution for the purchase of the warrants in proportion to their shareholding participation in the credit institution within a reasonable timeframe.

The submission to the special regime of article 27A of Greek law 4172/2013 is optional and is subject to the approval of the general meeting of shareholders of the relevant credit institution, following special recommendation of its Board of Directors. Such resolution shall be notified to the competent tax and regulatory authority. Similarly, the same authorization is required for the Bank to opt out of the special regime of article 27A of Greek law 4172/2013, except that, in this case, a pre-approval by the competent regulatory authority is further required. On November 7, 2014 the Bank convened an extraordinary General Shareholders Meeting which resolved upon the Bank's submission to the DTC Law, the issuance of warrants to the Hellenic Republic and the formation of a special reserve.

A Cabinet Act shall be issued to address specific issues relating to the implementation of the aforementioned conversion mechanism, such as the monitoring and certification of the yearly non-offsetable Tax Credits, and its method of collection of payment, which would be either in cash or cash equivalents.

This legislation allows credit institutions to treat such DTAs as “not relying on future profitability” according to CRD IV, and as a result such DTAs are not deducted from CET1, hence improving their capital position.

As of December 31, 2015, the amount of DTA (recognized in accordance with IFRS) that was eligible for conversion to a receivable from the Greek State subject to the DTC Law was EUR 4.9 billion.